UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ           July 7,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                55
                                                  -----------------------

Form 13F Information Table Value Total:           167521(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARE BARCL AGG BD IX             ETF       464287226         40      395SH              SOLE                                395
BIOTECH IX FD                      ETF       09067D201        334     1900SH              SOLE                               1900
BLK-RK CA MUN BD                   ETF       09249J100        182    10000SH              SOLE                              10000
BLK-RK NJ                          ETF       09247C107         35     2000SH              SOLE                               2000
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          9     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102        101     3965SH              SOLE                               3965
DJ INTL REIT SPDR                  ETF       78463X863        309     5015SH              SOLE                               5015
DJ ISHS SEL DIV IX                 ETF       464287168         71     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3373    55955SH              SOLE                              55955
DJ US CONS CYC SEC IX FD           ETF       464287580        160     2345SH              SOLE                               2345
DJ US ENE SEC IX FD                ETF       464287796       3350    32090SH              SOLE                              32090
DJ US FIN SEC IX                   ETF       464287788       5360    47010SH              SOLE                              47010
DJ US FINL SVC IX                  ETF       464287770        794     6210SH              SOLE                               6210
DJ US HTHCRE SEC IX FD             ETF       464287762       4642    69585SH              SOLE                              69585
DJ US INDUSTRIAL                   ETF       464287754        199     2980SH              SOLE                               2980
DJ US RE IX                        ETF       464287739      17446   205565SH              SOLE                             205565
DJ US TREAS INFLATE                ETF       464287176        153     1510SH              SOLE                               1510
DJ US UTIL IX                      ETF       464287697        175     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       4765    60500SH              SOLE                              60500
HIGH YLD PLUS FD                   ETF       429906100         14     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778        302     6240SH              SOLE                               6240
IPATH GS COMMOD IX                 ETF       06738C794      17461   419430SH              SOLE                             419430
ISHARE EMERG MKTS                  ETF       464287234      14041   121070SH              SOLE                             121070
ISHARES FTSE CHINA IX              ETF       464287184          1       10SH              SOLE                                 10
ISHARES GLBL CONS STAPLES          ETF       464288737        431     7715SH              SOLE                               7715
ISHARES INC JAPAN                  ETF       464286848         29     2000SH              SOLE                               2000
ISHARES TR S&P GLBL ENE            ETF       464287341        523     4925SH              SOLE                               4925
ISHARES TR S&P GLBL HLTH           ETF       464287325       1157    20590SH              SOLE                              20590
ISHRS TR S&P GLBL FIN              ETF       464287333       1888    21420SH              SOLE                              21420
KBW INS ETF                        ETF       78464A789         18      310SH              SOLE                                310
LEH 1-3 TREAS BD                   ETF       464287457         24      300SH              SOLE                                300
MUNHOLDINGS NJ INSD                ETF       09254X101         67     4375SH              SOLE                               4375
NASDAQ BIOTECH IX                  ETF       464287556      14199   188270SH              SOLE                             188270
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          8      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          8      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        171    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        178    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         35     2000SH              SOLE                               2000
QUALCOMM INC                       ETF       98320AH31         11      250SH              SOLE                                250
RUSSELL MID CAP                    ETF       464287499        848     8140SH              SOLE                               8140
RYDEX ETF TR S&P 500               ETF       78355W106        220     4985SH              SOLE                               4985
S&P 500 DEP REC                    ETF       78462F103        181     1499SH              SOLE                               1499
S&P 500 INDEX FUND ETF             ETF       464287200        431     3030SH              SOLE                               3030
S&P MDCP 400 IDX                   ETF       464287507      15124   178775SH              SOLE                             178775
S&P MID CAP 400                    ETF       78467Y107      28420   184735SH              SOLE                             184735
S&P SMCAP 600 IDX                  ETF       464287804       2033    30165SH              SOLE                              30165
SEL SEC SPDR DISC                  ETF       81369Y407        582    15315SH              SOLE                              15315
SEL SEC SPDR ENERGY                ETF       81369Y506       6781   113365SH              SOLE                             113365
SEL SEC SPDR FIN                   ETF       81369Y605       4911   138990SH              SOLE                             138990
SEL SEC SPDR HLTH                  ETF       81369Y209       6953   208265SH              SOLE                             208265
SEL SEC SPDR INDUS                 ETF       81369Y704       1150    32705SH              SOLE                              32705
SEL SEC SPDR MAT                   ETF       81369Y100         76     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7706   290465SH              SOLE                             290465
SELIGNAN SELECT MUNI FD            ETF       816344105         41     4000SH              SOLE                               4000
VANG TOTAL STOCK                   ETF       922908769         86      605SH              SOLE                                605

Total  $167521 (X1000)

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